Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory
Finished goods	$ 5,455	$ 5,114
Raw materials	2,491	2,306
Inventory provision	(5)	(7)
Total inventory	$ 7,941	$ 7,413